Significant Accounting Policies (Details Textual) (USD $)	0 Months Ended	1 Months Ended
	May 10, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, shares issued			4,894,983	4,894,983	1,564,000
Ordinary shares, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Treasury Stock, Shares, Retired	165,592	156,400
Ordinary shares, subject to possible redemption, shares			3,031,969	3,031,969